14. Financial assets and liabilities (Details 6) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other loans and borrowings
Disclosure of financial liabilities [line items]
Non-current liabilities, beginning	$ 8,005,484	$ 3,358,589
Payments	0	(1,485,161)
Non-cash transactions	(8,655,320)	(2,383,450)
Disbursements	19,020,294	6,060,381
Other	12,316,819	2,455,125
Non-current liabilities, ending	30,687,277	8,005,484
Current liabilities, beginning	1,034,781	1,148,363
Payments	(974,409)	(1,737,796)
Non-cash transactions	(3,216,050)	(874,680)
Disbursements	4,860,841	669,907
Other	6,320,729	1,828,987
Current liabilities, ending	8,025,892	1,034,781
Borrowings from CAMMESA
Disclosure of financial liabilities [line items]
Non-current liabilities, beginning	1,544,945	2,397,455
Payments	0	0
Non-cash transactions	(540,641)	(773,664)
Disbursements	0	0
Other	(1,004,304)	(78,846)
Non-current liabilities, ending	0	1,544,945
Current liabilities, beginning	2,788,843	3,981,618
Payments	0	0
Non-cash transactions	(5,158,861)	(1,987,858)
Disbursements	0	0
Other	2,370,018	795,083
Current liabilities, ending	$ 0	$ 2,788,843